Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2021	Jun. 07, 2021	Aug. 30, 2020	Dec. 31, 2019
Cash equivalents	$ 0	$ 0
Offering costs charged to equity		13,786,001
Unrecognized Tax Benefits	456,000	456,000	$ 111,000				$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	177,826,153		173,887,437
FDIC Insured Amount	$ 31,900,000	31,900,000	$ 4,600,000
Transaction costs allocable to warrant liabilities		600,570
Loan Processing Fee	3,800,000		3,600,000
Subscription fees Received	1,000
Restricted Cash	800,000	$ 800,000	70,000.00
Capitalized costs	$ 6,100,000		$ 4,000,000.0
Common Stock, Par Value	$ 0.000001	$ 0.000001	$ 0.000001
Share Price	$ 0.005	$ 0.005		$ 10.80	$ 8.67
Changes in fair value of warrant liability	$ 3,620,000	$ 3,061,951	$ 0
Debt securities loss	100,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis	0	0	0
Advertising expense	$ 45,600,000		35,900,000
Effective Income Tax Rate	50.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 7,000.000		3,000.000
State and Local Jurisdiction [Member]
Unrecognized Tax Benefits	500,000	500,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	500,000	$ 500,000	100,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 4,000.000		3,000.000
Promissory Note [Member]
Percentage to estimate the fair value of the promissory note using a market yield approach	3.60%	3.60%
Fair Value, Nonrecurring [Member]
Fair value, net asset (Liability)	$ 0	$ 0	$ 0
Maximum [Member]
Property, plant and equipment, useful life	7 years
Share Price	$ 3.424	$ 3.424
Shares issued, price per share						$ 0.981
Minimum [Member]
Property, plant and equipment, useful life	3 years
Share Price	$ 3.273	$ 3.273
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accounts Receivable, Noncurrent, Threshold Period Past Due	120 days	120 days
Common Class A [Member]
Common Stock Subject To Possible Redemption	25,376,598	25,376,598
Common Stock, Par Value	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Shares issued, price per share	0.000001	0.000001
Series B1 Preferred Stock [Member]
Shares issued, price per share	0.000001	0.000001
Series B2 Preferred Stock [Member]
Shares issued, price per share	$ 0.000001	$ 0.000001
Previously Reported [Member]
Unrecognized Tax Benefits	$ 0	$ 0
FDIC Insured Amount	$ 250,000	$ 250,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		11,444,364